Commitments and Contingencies - Schedule of Future Minimum Annual Rental Commitments Under Lease Obligations and Sublease Rental Receipts (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015		$ 391
2016		410
2017		418
2018		414
2019		426
Thereafter		776
Total	$ 51	2,835
Lease Obligations [Member]
Operating Leased Assets [Line Items]
2015		466
2016		487
2017		485
2018		414
2019		426
Thereafter		776
Total		3,054
Sublease Rental Receipts [Member]
Operating Leased Assets [Line Items]
2015		(75)
2016		(77)
2017		(67)
Total		$ (219)